Filed pursuant to Rule 497(e)
File Nos. 333-221764 and 811-23312

THGG	TH GARP Global Rising Leaders ETF (the “Fund”)

listed on NYSE Arca, Inc.

May 22, 2025

Supplement to the Prospectus and
Statement of Additional information (“SAI”),
each dated January 13, 2025

Effective immediately, all references in the Prospectus and SAI to the name of the Fund’s sub-adviser are deleted and replaced with TH GLOBAL CAPITAL ETFs LTD.

Effective immediately, all references in the Prospectus and SAI to the Fund’s fiscal year are revised to reflect a fiscal year ending May 31st and a semi-annual fiscal period ending November 30th.

Please retain this Supplement for future reference.